Fair value measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measurements

19.	Fair Value of Financial Instruments
Recurring basis
The following tables present information about the Company’s liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020, as well as indicate the fair value hierarchy level of the valuation techniques and inputs that the Company utilized to determine such fair value:

June 30, 2021	Quoted Prices in Active Markets	Significant Other Observable Input	Significant Other Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
	(in thousands)
Liabilities
Convertible Bridge Notes (1)	$—	$—	$77,574
Class A Common Stock Warrants	—	—	32,889
Consent Fee Liability	—	—	2,983
Series B Preferred Stock Warrants	—	—	1,106
Series C Preferred Stock Warrants	—	—	70

	$—	$—	$114,622

(1)	The Convertible Bridge Notes includes loans from Mithril II, LP in the principal amount of $15 million, VCVC in the principal of $5 million.

December 31, 2020	Quoted Prices in Active Markets	Significant Other Observable Input	Significant Other Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
Liabilities
Series B Preferred Stock Warrants	$—	$—	$508
Series C Preferred Stock Warrants	—	—	50

	$—	$—	$558

The Company’s warrant and consent fee liability are classified as other current liabilities in the unaudited consolidated condensed balance sheets, and changes in the liability balance are recorded to unrealized gain or loss in the unaudited consolidated condensed statement of operations. The consent fee liability can be settled in either shares of Class A
Common Stock
at a conversion price of 80% of the deemed closing value on the date of the SPAC Transaction or for a $2.5 million cash payment. As a result, the consent fee is determined to be a freestanding liability under ASC 480,
Distinguishing Liabilities from Equity
, which provides for freestanding instruments that represent obligations to issue a variable number of shares to be classified as liabilities.
The carrying values of the following financial instruments approximated their fair values as of June 30, 2021 and December 31, 2020 based on their short-term maturities: cash and cash equivalents, restricted cash, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued liabilities, leases payable and short-term debt and other current liabilities.
There were no transfers into or out of any of the levels of the fair value hierarchy during the six months ended June 30, 2021 or 2020.
The following is a summary of changes in the fair value of the Level 3 liabilities during the six months ended June 30, 2021 and 2020:

	Convertible Bridge Notes	Class A Common Stock Warrants	Consent Fee Liability	Preferred Stock Warrant Series B and C

	(in thousands)
Balance, December 31, 2020	$—	$—	$—	$558
Issuance of financial instruments carried at fair value	77,033	18,800	—	—
Liability recorded at fair value	—	—	2,715	—
Loss from changes in fair value	—	14,089	268	$618
Changes recorded in other comprehensive income	541	—	—	—

Balance, June 30, 2021	$77,574	$32,889	$2,983	$1,176

Balance, December 31, 2019				$1
Loss from changes in fair value of the warrant liabilities				279

Balance, June 30, 2020				$280

The following tables provide quantitative information associated with the fair value measurement of the Level 3 inputs:

	Fair Value as of June 30, 2021	Valuation Methodology	Transaction	Probability of Occurrence	Period (years)	Discount Rate
	(in thousands)
Convertible Bridge Notes	$77,574	Probability-Weighted Payoff Approach	Merger	90.0%	0.17	6.9%
			Maturity	5.0%	3.84	8.2%
			Other	5.0%	0.17 - 0 .34	6.9%-7.0%
Consent Fee Liability	$2,983	Probability-Weighted Payoff Approach	Merger	90.0%	0.17	6.9%
			Maturity	5.0%	3.84	8.2%
			Other	5.0%	0.17-0.34	6.9%

	Fair Value as of June 30, 2021	Valuation Methodology	Transaction	Probability of Occurrence	Period (years)
	(in thousands)
Class A Common Stock Warrants	$32,889	Option Pricing Method (“OPM”)	Merger	90.0%	0.17
			Other	10.0%	0.17

	Fair Value as of June 30, 2021	Valuation Methodology	Significant Other Unobservable Inputs	Inputs
	(in thousands)
Series B Preferred Stock Warrants	$1,106	Black-Scholes Option Pricing Model	Preferred stock value	$1.1140
			Exercise price of warrant	$0.0100
			Term in years	0.17
			Risk-free interest rate	0.05%
			Volatility	50.0%

	Fair Value as of June 30, 2021	Valuation Methodology	Significant Other Unobservable Inputs	Inputs
	(in thousands)
Series C Preferred Stock Warrants	$70	Black-Scholes Option Pricing Model	Preferred stock value	$4.6506
			Exercise price of warrant	$4.3177
			Term in years	0.17
			Risk-free interest rate	0.05%
			Volatility	15.0%

20.	Fair Value of Financial Instruments
Recurring basis
The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020 and 2019 and indicate the fair value hierarchy level of the valuation techniques and inputs that the Company utilized to determine such fair value:

December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Input (Level 2)	Significant Other Unobservable Inputs (Level 3)
	(in thousands)
Liabilities
Series B Preferred Stock Warrants	$—	$—	$508
Series C Preferred Stock Warrants	—	—	50

	$—	$—	$558

December 31, 2019	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Input (Level 2)	Significant Other Unobservable Inputs (Level 3)
	(in thousands)
Liabilities
Series B Preferred Stock Warrants	$—	$—	$1
Series C Preferred Stock Warrants	—	—	—

	$—	$—	$1

The Company’s warrant liabilities are classified as other current liabilities in the consolidated balance sheets and changes in the liability are recorded to unrealized gain or loss in the consolidated statement of operations.
The carrying values of the following financial instruments approximated their fair values as of December 31, 2020 and 2019 based on their short-term maturities: cash and cash equivalents, restricted cash, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued liabilities, leases payable and short-term debt and other current liabilities.
There were no transfers into or out of each of the levels of the fair value hierarchy during the years ended December 31, 2020 or 2019.
The following is a summary of changes in the fair value of the Level 3 warrants liabilities for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
	(in thousands)
Balance at the beginning of the year	$1	$542
Loss/(gain) from changes in fair value of the warrant liabilities	557	(541)

Balance at the end of the year	$558	$1

In October 2019, the promissory notes issued in 2018 were converted to both common stock and Series C redeemable convertible preferred stock under the 2019 Omnibus Agreement. These promissory notes were measured at fair value, and were classified within Level 3 of the fair value hierarchy. The Company performed a fair value measurement of the promissory Notes immediately prior to conversion, which resulted in a realized gain of $4.1 million. The following is a summary of changes in the fair value of the Level 3 promissory notes for the year ended December 31, 2019:

December 31,
2019
(in thousands)
Balance at the beginning of the year	$24,000
Accrued interest	2,400
Realized gain on conversion of promissory notes	(4,113)

Balance at the conversion date, October 31, 2019	$22,287

Non-recurring
basis
Assets measured at fair value on a
non-recurring
basis consist of certain common stock warrants. The Company’s non-recurring
financial instruments are classified within Level 3 of the fair value hierarchy as the inputs are unobservable and reflect management’s estimates of assumptions that market participants would use.
In the year ended December 31, 2019, the Company issued 33.7 million of common stock warrants in conjunction with the 2019 Omnibus Agreement, as further described in Note 14. The initial fair value measurement of these non-recurring
equity warrants is insignificant to the consolidated financial statements.

Osprey Technology Acquisition Corp [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measurements

NOTE 10—FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$317,984,713	$318,041,728
Liabilities:
Warrant Liability – Public Warrants	1	27,039,375	23,244,375
Warrant Liability – Private Placement Warrants	3	20,313,000	12,487,500
The Warrants were accounted for as liabilities in accordance with
ASC 815-40 and
are presented within warrant liabilities on our condensed consolidated balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statements of operations.
The Private Placement and Public Warrants were initially valued using a Binomial Lattice Model, which is considered to be a Level 3 fair value measurement. The Binomial Lattice Model’s primary unobservable input utilized in determining the fair value of the Public and Private Placement Warrants is the expected volatility of the common stock. The expected volatility as of the IPO date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own public warrant pricing. A Binomial Lattice Model was used in estimating the fair value of the Public Warrants for periods where no observable trading price was available, using the same expected volatility as was used in measuring the fair value of the Private Placement Warrants. For periods subsequent to the detachment of the warrants from the Units, the closing price of the Public Warrants was used as the fair value as of each relevant date.
The key inputs into the Binomial Lattice Model for the initial measurement of Public Warrants and Private Placement Warrants and subsequent measurement of the Private Placement Warrants are as follows:

Input	June 30, 2021	December 31, 2020
Risk-free interest rate	0.86%	0.38%
Market price of public stock	$9.99	$10.47
Dividend Yield	0.00%	0.00%
Implied volatility	32.8%	21.8%
Exercise price	$11.50	$11.50

On December 31, 2020, the Private Placement Warrants and Public Warrants were determined to be valued at $1.50 and $1.47 per warrant for aggregate values of $12.5 million and $23.2 million, respectively. On June 30, 2021, the Private Placement Warrants and Public Warrants were determined to be valued at $2.44 and $1.71 per warrant for aggregate values of $20.3 million and $27.0 million, respectively.
The following table presents the changes in the fair value of warrant liabilities:

For the six month-period ended June 30, 2021	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$12,487,500	$23,244,375	$35,731,875
Change in fair value of warrant liability	7,242,750	3,478,750	10,721,500

Fair value as of March 31, 2021	$19,730,250	$26,723,125	$46,453,375

Change in fair value of warrant liability	582,750	316,250	899,000

Fair value as of June 30, 2021	$20,313,000	$27,039,375	$47,352,375

For the six month-period ended June 30, 2020	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2020	$7,575,750	$14,231,250	$21,807,000
Change in fair value of warrant liability	(1,914,750)	(3,478,750)	(3,620,625)

Fair value as of March 31, 2020	$5,661,000	$10,752,500	$16,413,500

Change in fair value of warrant liability	(3,1630,50)	(5,850,625)	(5,393,500)

Fair value as of June 30, 2020	$8,824,500	$16,603,125	$25,427,625

During the three and six month periods ended June 30, 2021 and 2020, respectively, there were no transfers out of Level 3.

NOTE 12—FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and, 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$318,041,728	$316,958,514

Liabilities:
Warrant Liability – Public Warrants	1	23,244,375	14,231,250
Warrant Liability – Private Placement Warrants	3	12,487,500	7,575,750
The Warrants were accounted for as liabilities in accordance with ASC
815-40
and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations.
The Private and Public Warrants were initially valued using a Binomial Lattice Model, which is considered to be a Level 3 fair value measurement. The Binomial Lattice Model’s primary unobservable input utilized in determining the fair value of the Public and Private Warrants is the expected volatility of the common stock. The expected volatility as of the IPO date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own public warrant pricing. A Binomial Lattice Model was used in estimating the fair value of the public warrants for periods where no observable traded price were available, using the same expected volatility as was used in measuring the fair value of the Private Warrants. For periods subsequent to the detachment of the warrants from the Units, the close price of the public warrant price was used as the fair value as of each relevant date.
The key inputs into the Binomial Lattice Model for the initial measurement of Public Warrants and Private Placement Warrants and subsequent measurement of the Private Place Warrants are as follows:

Input	November 5, 2019 (Initial Measurement)	December 31, 2019	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020
Risk-free interest rate	1.66%	1.76%	0.45%	0.35%	0.32%	0.38%
Market price of public stock	$9.69	9.78	9.72	10.05	10.19	10.47
Dividend Yield	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Implied volatility	10.7%	13.8%	14.4%	17.9%	22.1%	21.8%
Exercise price	$11.50	11.50	11.50	11.50	11.50	11.50
On November 5, 2019, the Private Placement Warrants and Public Warrants were determined to be $0.62 and $0.61 per warrant for aggregate values of $4.7 million and $8.4 million, respectively. On December 31, 2019, the Private Placement Warrants and Public Warrants were determined to be $0.91 and $0.90 per warrant for aggregate values of $7.6 million and $14.2 million, respectively. On December 31, 2020, the Private Placement Warrants and Public Warrants were determined to be $1.50 and $1.47 per warrant for aggregate values of $12.5 million and $23.2 million, respectively.
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2018	—	—	—
Initial measurement on November 5, 2019 (IPO)	4,650,000	8,387,500	13,037,500
Initial measurement on November 13, 2019 (over-allotment)	511,500	1,258,125	1,769,625
Change in valuation inputs or other assumptions	2,414,250	4,585,625	6,999,875
Fair value as of December 31, 2019	7,575,750	14,231,250	21,807,000
Change in valuation inputs or other assumptions	(1,914,750)	(3,478,750)	(5,393,000)
Fair value as of March 31, 2020	5,661,000	10,752,500	16,413,500
Change in valuation inputs or other assumptions	3,163,500	5,850,625	9,014,125
Fair value as of June 30, 2020	8,824,500	16,603,125	25,427,625
Change in valuation inputs or other assumptions	3,080,250	5,534,375	8,614,625
Fair value as of September 30, 2020	11,904,750	22,137,500	34,042,250
Change in valuation inputs or other assumptions	582,750	1,106,875	1,689,625
Fair value as of December 31, 2020	12,487,500	23,244,375	35,731,875
Fair value as of January 1, 2018	$—	$—	$—
Initial measurement on November 5, 2019	4,650,000	8,387,500	13,037,500
Initial measurement on November 13, 2019 (over-allotment)	511,500	1,258,125	1,769,625
Change in valuation inputs or other assumptions	2,414,250	4,585,625	6,999,875

Fair value as of December 31, 2019	7,575,750	14,231,250	21,807,000
Change in valuation inputs or other assumptions	4,911,750	9,013,125	13,924,875

Fair value as of December 31, 2020	$12,487,500	$23,244,375	$35,731,875

Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $9,645,625 during the period from November 11, 2019 through December 31, 2019.